Leases - Schedule of Lease Cost (Details) $ in Thousands	3 Months Ended
Mar. 31, 2022 USD ($)
Leases [Abstract]
Operating lease cost	$ 1,263
Amortization of right-of-use assets	4
Interest on lease liabilities	2
Variable lease costs	140
Total lease cost	$ 1,409